Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 10: ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
Payroll	$15,264	$18,889
Accrued interest	40,903	32,555
Accrued voyage expenses	3,643	4,843
Accrued running costs	42,212	23,812
Provision for estimated losses on vessels under time charter	1,604	2,631
Audit fees and related services	292	364
Accrued taxes	6,268	5,376
Professional fees	1,251	2,236
Other accrued expenses	12,215	4,153
Total accrued expenses	$123,652	$94,859